Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Other Financial Assets Measured At Amortised Cost Explanatory
USD m 30.6.22 31.3.22 31.12.21
Debt securities
1
29,812 21,192 18,858
Loans to financial advisors 2,447 2,388 2,453
Fee-

and commission-related

receivables
1,965 1,937 1,966
Finance lease receivables 1,283 1,325 1,356
Settlement and clearing accounts

500 492 455
Accrued interest income 681 549 521
Other 863 885 627
Total other financial assets measured at amortized cost 37,551 28,766 26,236
1 Effective 1 April 2022, a portfolio of assets previously classified as Financial assets measured at fair value through other comprehensive income was reclassified to Other financial assets measured at amortized cost.
Refer to Note 1 for more information

Disclosure Of Other Non Financial Assets Explanatory
USD m 30.6.22 31.3.22 31.12.21
Precious metals and other physical commodities

4,377 4,626 5,258
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
2,150 2,280 1,526
Prepaid expenses 731 773 717
VAT and other tax receivables 410 419 591
Properties and other non-current

assets held for sale
257 313 32
Assets of disposal groups held for sale 823 1,018 1,093
Other 819 728 618
Total other non-financial

assets
9,567 10,158 9,836
1 Refer to Note 16 for more information.

Disclosure Of Other Financial Liabilities Measured At Amortized Cost Explanatory
USD m 30.6.22 31.3.22 31.12.21
Other accrued expenses 1,500 1,561 1,642
Accrued interest expenses 1,238 847 1,134
Settlement and clearing accounts 1,866 1,663 1,282
Lease liabilities 3,140 3,310 3,438
Other

2,773
2,786
2,269
Total other financial liabilities measured at amortized cost 10,516 10,167 9,765

Disclosure Of Other Financial Liabilities Measured At Fair Value Explanatory
USD m 30.6.22 31.3.22 31.12.21
Financial liabilities related to unit-linked

investment contracts
14,503 18,661 21,466
Securities financing transactions 12,026 9,388 6,377
Over-the-counter

debt instruments
2,036 2,269 2,128
Funding from UBS Group AG 1,807 2,049 2,340
Other 0 8 103
Total other financial liabilities designated at fair value 30,373 32,374 32,414

Disclosure Of Other Non Financial Liabilities Explanatory
USD m 30.6.22 31.3.22 31.12.21
Compensation-related

liabilities
3,338 2,925 4,795

of which: net defined benefit liability
462 558 617
Deferred tax liabilities 201 165 297
Current tax liabilities 935 926 1,365
VAT and other tax payables 490 541 524
Deferred income 233 246 225
Liabilities of disposal groups held for sale 1,351 1,289 1,298
Other 70 61 68
Total other non-financial

liabilities
6,618 6,152 8,572